Segmented Information (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Operating Segments
Reportable segments from continuing operations

	For the year ended December 31, 2022
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,375.5	3,099.5	1,344.3	5,819.3	(142.1)	5,677.2
Less inter-segment revenue	38.5	42.9	60.7	142.1	(142.1)	—
Gross revenue from external customers	1,337.0	3,056.6	1,283.6	5,677.2	—	5,677.2
Less subconsultants and other direct expenses	186.2	790.0	243.8	1,220.0	—	1,220.0
Total net revenue	1,150.8	2,266.6	1,039.8	4,457.2	—	4,457.2
Project margin	611.0	1,254.1	552.2	2,417.3	—	2,417.3

	For the year ended December 31, 2021
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,257.7	2,431.5	998.7	4,687.9	(111.1)	4,576.8
Less inter-segment revenue	31.8	31.3	48.0	111.1	(111.1)	—
Gross revenue from external customers	1,225.9	2,400.2	950.7	4,576.8	—	4,576.8
Less subconsultants and other direct expenses	157.4	600.7	182.6	940.7	—	940.7
Total net revenue	1,068.5	1,799.5	768.1	3,636.1	—	3,636.1
Project margin	571.9	977.8	413.6	1,963.3	—	1,963.3

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2022	December 31, 2021	For the year ended December 31
			2022	2021
	$	$	$	$
Canada	618.4	644.6	1,337.0	1,225.9
United States	1,982.0	1,880.0	3,056.6	2,400.2
United Kingdom	202.2	144.5	409.3	341.0
Australia	421.2	441.9	459.3	243.8
Other global geographies	164.1	156.8	415.0	365.9
	3,387.9	3,267.8	5,677.2	4,576.8

Schedule of Gross Revenue by Services
Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2022	2021
	$	$
Infrastructure	1,597.6	1,266.2
Environmental Services	1,250.9	831.7
Water	1,137.2	994.8
Buildings	1,027.7	904.8
Energy & Resources	663.8	579.3
Total gross revenue from external customers	5,677.2	4,576.8